Other Assets (Tables)	12 Months Ended
Dec. 31, 2013
Other Assets [Abstract]
Other Assets

As at December 31	2013	2012

Deferred Charges and Debt Transaction Costs	$58	$61
Long-Term Receivables	184	180
Long-Term Investments and Other	284	225
	$526	$466